Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2019
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Details of Finance Income and Costs

The components of finance income and costs for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Finance income
Dividend income:
Equity securities measured at fair value through other comprehensive income	606	584	634
Interest income:
Financial assets measured at amortized cost	455	562	711
Others	15	—	18

Total	1,076	1,146	1,363

Finance costs
Interest expenses:
Financial liabilities measured at amortized cost	557	805	1,328
Foreign exchange losses	615	3,180	2,017
Others	162	250	84

Total	1,334	4,235	3,429